Cover Page	Oct. 09, 2019
Cover Page [Line Items]
Amendment Flag	false
Document Type	8-K
Entity Central Index Key	0001297996
Document Period End Date	Oct. 09, 2019
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
City Area Code	415
Local Phone Number	738-6500
Entity Address, Address Line One	Four Embarcadero Center, Suite 3200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, Postal Zip Code	94111
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32336
Entity Tax Identification Number	26-0081711
Common Stock
Cover Page [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Series C Preferred Stock
Cover Page [Line Items]
Title of 12(b) Security	Series C Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	DLR Pr C
Security Exchange Name	NYSE
Series G Preferred Stock
Cover Page [Line Items]
Title of 12(b) Security	Series G Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr G
Security Exchange Name	NYSE
Series I Preferred Stock
Cover Page [Line Items]
Title of 12(b) Security	Series I Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr I
Security Exchange Name	NYSE
Series J Preferred Stock
Cover Page [Line Items]
Title of 12(b) Security	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series K Preferred Stock
Cover Page [Line Items]
Title of 12(b) Security	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Digital Realty Trust L.P.
Cover Page [Line Items]
Entity Registrant Name	DIGITAL REALTY TRUST, L.P.
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity File Number	000-54023
Entity Tax Identification Number	20-2402955